Share-Based compensation (Tables)	12 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation Expense Recognized in Statements of Operations

Share-based compensation expense recognized under the Plans in the accompanying consolidated statements of operations was as follows:

	Year Ended March 31,
	2016	2015	2014
	(in thousands)
Cost of revenue	$633	$151	$151
Research and development	1,711	544	291
Sales and marketing	3,180	1,684	395
General and administrative	2,362	3,047	395

Total share-based compensation expense	$7,886	$5,426	$1,232

Schedule of Share-Based Compensation, Stock Options, Activity

Share option activity under the Plans for the year ended March 31, 2016 was as follows:

	Number of Awards	Weighted Average Exercise Price (3)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands) (1)
Outstanding at March 31, 2015	5,631,854	$1.84	5.91	$44,591
Options granted	3,726,410	$8.84
Options exercised	(940,187)	$0.94
Options forfeited and cancelled	(348,211)	$5.99

Outstanding at March 31, 2016	8,069,866	$5.00	7.16	$38,541

Exercisable at March 31, 2016	2,591,492	$2.27	5.51	$19,340

Exercisable and expected to be exercisable at March 31, 2016 (2)	7,884,565	$4.91	7.10	$38,336

(1)	As of March 31, 2016, the aggregate intrinsic value was calculated based on the positive difference, if any, between the closing price of our ordinary shares on the NASDAQ exchange on March 31, 2016 and the exercise price of the underlying options. As of March 31, 2015, the aggregate intrinsic value was calculated based on the positive difference, if any, between the estimated fair value of our ordinary shares and the exercise price of the underlying options.
(2)	This represents the number of exercisable options plus the number of options expected to become exercisable as of March 31, 2016 based on the options outstanding as of March 31, 2016 adjusted for the estimated forfeiture rate.
(3)	Certain of the Company’s option grants have an exercise price denominated in British pound. The weighted-average exercise price at the end of each reporting period was translated into U.S. dollars using the exchange rate at the end of the period. The weighted-average exercise price for the options granted, exercised, forfeited and expired was translated into U.S. dollars using the exchange rate at the applicable date of grant, exercise, forfeiture or expiration, as appropriate.